Loans Receivable (Schedule Of Aging Of Non-Covered Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Non-Covered Loans Excluding Acquired Loans [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	$ 10,345	[1]	$ 7,329	[1]
Past Due, 60-89 days	2,447	[1]	1,786	[1]
Past Due, Greater than 90 days	49,288	[1]	56,295	[1]
Total past due	62,080		65,410
Current	6,685,425		5,284,016
Total non-covered loans, net of unearned income	6,747,505		5,349,426
Recorded investment > 90 days and accruing	1,371		1,841
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	662	[1]	731	[1]
Past Due, 60-89 days	1,156	[1]	325	[1]
Past Due, Greater than 90 days	9,168	[1]	6,009	[1]
Total past due	10,986		7,065
Current	185,843		271,534
Total non-covered loans, net of unearned income	196,829		278,599
Recorded investment > 90 days and accruing	801		1,099
Non-Covered Loans Excluding Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Subprime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[1]		[1]
Past Due, 60-89 days		[1]		[1]
Past Due, Greater than 90 days		[1]		[1]
Total past due
Current	60,454
Total non-covered loans, net of unearned income	60,454
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	60	[1]	266	[1]
Past Due, 60-89 days		[1]		[1]
Past Due, Greater than 90 days	5,479	[1]	2,582	[1]
Total past due	5,539		2,848
Current	288,137		273,824
Total non-covered loans, net of unearned income	293,676		276,672
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	3,590	[1]	880	[1]
Past Due, 60-89 days		[1]	54	[1]
Past Due, Greater than 90 days	23,559	[1]	34,087	[1]
Total past due	27,149		35,021
Current	2,224,495		1,778,235
Total non-covered loans, net of unearned income	2,251,644		1,813,256
Recorded investment > 90 days and accruing	83		636
Non-Covered Loans Excluding Acquired Loans [Member] | Commercial Loans [Member] | Commercial Business [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,430	[1]	302	[1]
Past Due, 60-89 days	13	[1]	277	[1]
Past Due, Greater than 90 days	3,687	[1]	6,642	[1]
Total past due	5,130		7,221
Current	2,362,304		1,793,959
Total non-covered loans, net of unearned income	2,367,434		1,801,180
Recorded investment > 90 days and accruing	329		20
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,624	[1]	1,232	[1]
Past Due, 60-89 days	326	[1]	159	[1]
Past Due, Greater than 90 days	868	[1]	994	[1]
Total past due	2,818		2,385
Current	320,148		248,070
Total non-covered loans, net of unearned income	322,966		250,455
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	2,283	[1]	3,102	[1]
Past Due, 60-89 days	796	[1]	717	[1]
Past Due, Greater than 90 days	5,793	[1]	4,955	[1]
Total past due	8,872		8,774
Current	991,766		741,968
Total non-covered loans, net of unearned income	1,000,638		750,742
Recorded investment > 90 days and accruing	158		82
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	130	[1]	467	[1]
Past Due, 60-89 days	51	[1]	107	[1]
Past Due, Greater than 90 days	424	[1]	403	[1]
Total past due	605		977
Current	51,117		46,786
Total non-covered loans, net of unearned income	51,722		47,763
Recorded investment > 90 days and accruing
Non-Covered Loans Excluding Acquired Loans [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	566	[1]	349	[1]
Past Due, 60-89 days	105	[1]	147	[1]
Past Due, Greater than 90 days	310	[1]	623	[1]
Total past due	981		1,119
Current	201,161		129,640
Total non-covered loans, net of unearned income	202,142		130,759
Recorded investment > 90 days and accruing			4
Non-Covered Acquired Loans [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	10,502	[2]	11,242	[2]
Past Due, 60-89 days	2,499	[2]	4,845	[2]
Past Due, Greater than 90 days	52,781	[2]	39,237	[2]
Total past due	65,782		55,324
Current	675,692		720,636
Discount	(83,155)		(71,798)
Total non-covered loans, net of unearned income	658,319		704,162
Recorded investment > 90 days and accruing	52,781	[2]	39,237	[2]
Non-Covered Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[2]	124	[2]
Past Due, 60-89 days		[2]	60	[2]
Past Due, Greater than 90 days	779	[2]	185	[2]
Total past due	779		369
Current	30,663		4,145
Discount	1,315
Total non-covered loans, net of unearned income	32,757		4,514
Recorded investment > 90 days and accruing	779	[2]	185	[2]
Non-Covered Acquired Loans [Member] | Residential Mortgage Loans [Member] | Mortgage - Subprime [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[2]		[2]
Past Due, 60-89 days		[2]		[2]
Past Due, Greater than 90 days		[2]		[2]
Total past due
Current
Discount
Total non-covered loans, net of unearned income
Recorded investment > 90 days and accruing		[2]		[2]
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	369	[2]	629	[2]
Past Due, 60-89 days		[2]		[2]
Past Due, Greater than 90 days	4,067	[2]	3,755	[2]
Total past due	4,436		4,384
Current	29,098		61,705
Discount	(3,968)		(6,458)
Total non-covered loans, net of unearned income	29,566		59,631
Recorded investment > 90 days and accruing	4,067	[2]	3,755	[2]
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	5,971	[2]	7,213	[2]
Past Due, 60-89 days	1,572	[2]	4,036	[2]
Past Due, Greater than 90 days	38,987	[2]	29,725	[2]
Total past due	46,530		40,974
Current	426,339		448,288
Discount	(57,055)		(47,808)
Total non-covered loans, net of unearned income	415,814		441,454
Recorded investment > 90 days and accruing	38,987	[2]	29,725	[2]
Non-Covered Acquired Loans [Member] | Commercial Loans [Member] | Commercial Business [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	1,410	[2]	183	[2]
Past Due, 60-89 days	524	[2]	69	[2]
Past Due, Greater than 90 days	3,953	[2]	639	[2]
Total past due	5,887		891
Current	89,490		105,796
Discount	(12,144)		(11,371)
Total non-covered loans, net of unearned income	83,233		95,316
Recorded investment > 90 days and accruing	3,953	[2]	639	[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	171	[2]	171	[2]
Past Due, 60-89 days	4	[2]	10	[2]
Past Due, Greater than 90 days	146	[2]	258	[2]
Total past due	321		439
Current	4,698		10,813
Discount			189
Total non-covered loans, net of unearned income	5,019		11,441
Recorded investment > 90 days and accruing	146	[2]	258	[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	2,379	[2]	2,509	[2]
Past Due, 60-89 days	382	[2]	125	[2]
Past Due, Greater than 90 days	4,354	[2]	4,104	[2]
Total past due	7,115		6,738
Current	73,658		73,822
Discount	(4,498)		(4,839)
Total non-covered loans, net of unearned income	76,275		75,721
Recorded investment > 90 days and accruing	4,354	[2]	4,104	[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days		[2]		[2]
Past Due, 60-89 days		[2]		[2]
Past Due, Greater than 90 days		[2]		[2]
Total past due
Current
Discount
Total non-covered loans, net of unearned income
Recorded investment > 90 days and accruing		[2]		[2]
Non-Covered Acquired Loans [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Past Due, 30-59 days	202	[2]	413	[2]
Past Due, 60-89 days	17	[2]	545	[2]
Past Due, Greater than 90 days	495	[2]	571	[2]
Total past due	714		1,529
Current	21,746		16,067
Discount	(6,805)		(1,511)
Total non-covered loans, net of unearned income	15,655		16,085
Recorded investment > 90 days and accruing	$ 495	[2]	$ 571	[2]

[1]	Past due loans include loans on nonaccrual status as of the period indicated. Nonaccrual loans are presented separately in the "Nonaccrual Loans" section below.
[2]	Past due information includes loans acquired from OMNI, Cameron, and Florida Gulf at the gross loan balance, prior to the application of discounts, at December 31, 2012 and OMNI and Cameron at December 31, 2011.